Document and Entity Information	Apr. 11, 2025
Cover [Abstract]
Entity Registrant Name	Alaunos Therapeutics, Inc.
Amendment Flag	false
Entity Central Index Key	0001107421
Document Type	8-K
Document Period End Date	Apr. 11, 2025
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	87-1475642
Entity Address, Address Line One	2617 Bissonnet St
Entity Address, Address Line Two	Suite 225
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77005
City Area Code	(346)
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false